Fair Value Measurements - Schedule of fair value hierarchy of valuation techniques (Detail)	Dec. 31, 2020 USD ($)
Assets held in Trust Account:
Investment held in Trust Account	$ 690,171,366
Quoted Prices in Active Markets (Level 1) [Member]
Assets held in Trust Account:
Investment held in Trust Account	690,171,366
Quoted Prices in Active Markets (Level 1) [Member] | U.S. Treasury Securities [Member]
Assets held in Trust Account:
Investment held in Trust Account	690,167,879
Quoted Prices in Active Markets (Level 1) [Member] | Cash and Cash Equivalents [Member]
Assets held in Trust Account:
Investment held in Trust Account	3,487
Significant Other Observable Inputs (Level 2) [Member]
Assets held in Trust Account:
Investment held in Trust Account
Significant Other Observable Inputs (Level 2) [Member] | U.S. Treasury Securities [Member]
Assets held in Trust Account:
Investment held in Trust Account
Significant Other Observable Inputs (Level 2) [Member] | Cash and Cash Equivalents [Member]
Assets held in Trust Account:
Investment held in Trust Account
Significant Other Unobservable Inputs (Level 3) [Member]
Assets held in Trust Account:
Investment held in Trust Account
Significant Other Unobservable Inputs (Level 3) [Member] | U.S. Treasury Securities [Member]
Assets held in Trust Account:
Investment held in Trust Account
Significant Other Unobservable Inputs (Level 3) [Member] | Cash and Cash Equivalents [Member]
Assets held in Trust Account:
Investment held in Trust Account